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                      National Integrity Life Insurance Company
                               515 West Market Street
                                Louisville, KY 40202


May 6, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington DC 20549

RE:  Separate Account I of National Integrity Life Insurance Company
     Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 33- 56658

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1993, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that in the Registrant's post-effective amendment number 21 to its Registration Statement on Form N-4, which was filed electronically on April 30, 2003.

Sincerely


/s/ G. Stephen Wastek
G. Stephen Wastek
Assistant General Counsel